Leases - Summary of the carrying amounts of lease liabilities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Beginning balance	S/ 147,888	S/ 158,045	S/ 162,922
Additions	14,737	26,837	18,233
Interest expense	11,347	12,855	13,465
Payment for lease liabilities	(43,851)	(45,593)	(42,530)
Lease Contracts Cancelled	(673)	0	(174)
Exchange difference	(5,929)	(4,256)	6,129
Ending balance	123,519	147,888	158,045
Current	29,282	32,459	31,867
Non-current	S/ 94,237	S/ 115,429	S/ 126,178